INCOME TAX EXPENSE (Income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [Line Items]
Current tax	$ (450,384)	$ (394,045)	$ (234,040)
Deferred tax	106,047	(16,821)	19,463
Effect of changes in tax law on deferred income tax	7,455	2,028	3,080
Withholding tax on dividend distributions	0	(2,690)	4,177
Income tax expense	$ (336,882)	$ (411,528)	$ (207,320)
Argentina
Major components of tax expense (income) [Line Items]
Applicable tax rate	25.00%
Withholding tax rate	10.00%
United States
Major components of tax expense (income) [Line Items]
Deferred income tax benefit	$ 5,200
Colombia | 2017
Major components of tax expense (income) [Line Items]
Applicable tax rate	42.00%
Colombia | 2018
Major components of tax expense (income) [Line Items]
Applicable tax rate	43.00%
Bottom of range | Argentina | First Two Years
Major components of tax expense (income) [Line Items]
Applicable tax rate	30.00%
Bottom of range | Colombia | 2016
Major components of tax expense (income) [Line Items]
Applicable tax rate		39.00%
Top of range | Argentina | First Two Years
Major components of tax expense (income) [Line Items]
Applicable tax rate	35.00%
Top of range | Colombia | 2016
Major components of tax expense (income) [Line Items]
Applicable tax rate		40.00%